Performance Management	Apr. 30, 2026
Sprott Gold Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On July 19, 2019, the Sprott Gold Miners ETF (the “Gold Predecessor Fund”), a series of ALPS ETF Trust, was reorganized into the Fund, a series of the Trust. The Fund is a continuation of the Gold Predecessor Fund and, therefore, the performance information shown prior to July 22, 2019 presents the performance of the Gold Predecessor Fund. The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the target index and of other benchmarks of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and include the effect of the Fund’s recurring expenses. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the target index and of other benchmarks of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return	57.93%	(June 30, 2020)
Lowest Quarterly Return	-26.08%	(June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	57.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	152.87%	19.41%	19.46%
Return After Taxes on Distributions	152.23%	19.19%	19.33%
Return After Taxes on Distributions and Sale of Fund Shares	90.62%	15.83%	16.84%
S&P 500 Total Return Index* (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Solactive Gold Miners Custom Factors Total Return Index* (reflects no deduction for fees, expenses or taxes)	154.65%	20.34%	20.48%

*	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
^	From the Gold Fund’s inception to July 19, 2019, the Gold Fund’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date the Gold Fund has been seeking to track the Solactive Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Total Return Index.

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Junior Gold Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

On July 19, 2019, the Sprott Junior Gold Miners ETF (the “Junior Predecessor Fund”), a series of the ALPS ETF Trust, was reorganized into the Fund, a series of the Trust (the “Reorganization”). The Fund is a continuation of the Junior Predecessor Fund and, therefore, the performance information shown prior to July 22, 2019 presents the performance of the Junior Predecessor Fund. The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the target index and of other benchmarks of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and include the effect of the Fund’s recurring expenses. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return	66.58%	(June 30, 2020)
Lowest Quarterly Return	-34.90%	(June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	66.58%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(34.90%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Year	10 Year
Return Before Taxes	174.57%	16.68%	19.13%
Return After Taxes on Distributions	166.78%	14.80%	17.96%
Return After Taxes on Distributions and Sale of Fund Shares	103.67%	12.40%	15.77%
S&P 500 Total Return Index* (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Solactive Junior Gold Miners Custom Factors Total Return Index* (reflects no deduction for fees, expenses or taxes)	171.34%	16.62%	19.84%^

*	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
SPROTT URANIUM MINERS ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the target index and of other benchmarks of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Total return figures assume reinvestment of dividends and include the effect of the Fund’s recurring expenses. The North Shore Global Uranium Mining ETF (“Predecessor Fund”) was reorganized on April 22, 2022 into the Fund. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information shown includes the performance of the Predecessor Fund. Updated performance information and daily NAV per share information is available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 51.25% for the quarter ended December 31, 2020, and the lowest quarterly return was -31.49% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	51.25%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(31.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	5 Year	Since Inception (December 3, 2019)
Return Before Taxes	40.41%	24.92%	31.57%
Return After Taxes on Distributions	38.85%	23.42%	30.04%
Return After Taxes on Distributions and Sale of Fund Shares	24.11%	19.84%	26.10%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.73%
VettaFi Global Uranium Mining Index (reflects no deduction for fees, expenses or taxes)	41.95%	25.84%	32.70%

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Junior Uranium Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 46.22% for the quarter ended June 30, 2025, and the lowest quarterly return was -22.23% for the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	46.22%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.23%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (February 1, 2023)
Return Before Taxes	44.76%	13.21%
Return After Taxes on Distributions	41.16%	10.99%
Return After Taxes on Distributions and Sale of Fund Shares	26.53%	9.28%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	20.78%
Nasdaq Sprott Junior Uranium Miners™ Index (reflects no deduction for fees, expenses or taxes)	47.49%	14.55%

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Copper Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return	26.05%	(December 31, 2025)
Lowest Quarterly Return	-4.53%	(March 31, 2025)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	26.05%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(4.53%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (March 5, 2024)
Return Before Taxes	73.04%	40.22%
Return After Taxes on Distributions	71.46%	38.82%
Return After Taxes on Distributions and Sale of Fund Shares	43.31%	30.90%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	20.78%
Nasdaq Sprott Copper Miners™ Index (reflects no deduction for fees, expenses or taxes)	74.59%	40.95%

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Junior Copper Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return	38.08%	(December 31, 2025)
Lowest Quarterly Return	-12.23%	(December 31, 2024)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	38.08%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(12.23%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (February 1, 2023)
Return Before Taxes	137.40%	36.54%
Return After Taxes on Distributions	127.12%	32.12%
Return After Taxes on Distributions and Sale of Fund Shares	81.23%	27.00%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	20.78%
Nasdaq Sprott Junior Copper Miners™ Index (reflects no deduction for fees, expenses or taxes)	132.42%	37.19%

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Nickel Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 31.39% for the quarter ended June 30, 2025, and the lowest quarterly return was -19.81% for the quarter ended December 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	31.39%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(19.81%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (March 21, 2023)
Return Before Taxes	50.54%	-0.97%
Return After Taxes on Distributions	49.25%	-3.94%
Return After Taxes on Distributions and Sale of Fund Shares	30.18%	-1.97%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	22.99%
Nasdaq Sprott Nickel Miners™ Index (reflects no deduction for fees, expenses or taxes)	51.69%	-0.27%

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Lithium Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 55.56% for the quarter ended September 30, 2025, and the lowest quarterly return was -21.87% for the quarter ended March 31, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	55.56%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(21.87%)
Lowest Quarterly Return, Date	Mar. 31, 2024
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (February 1, 2023)
Return Before Taxes	93.55%	-11.30%
Return After Taxes on Distributions	88.00%	-13.10%
Return After Taxes on Distributions and Sale of Fund Shares	55.32%	-9.11%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	20.78%
Nasdaq Sprott Lithium Miners™ Index (reflects no deduction for fees, expenses or taxes)	91.61%	-11.88%

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Critical Materials ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual total returns compare with those of the Index and a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 44.34%for the quarter ended September 30, 2025, and the lowest quarterly return was -14.25% for the quarter ended December 21, 2024.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	44.34%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(14.25%)
Lowest Quarterly Return, Date	Dec. 21, 2024
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance [Table]
	1 Year	Since Inception (February 1, 2023)
Return Before Taxes	94.50%	14.79%
Return After Taxes on Distributions	93.34%	13.96%
Return After Taxes on Distributions and Sale of Fund Shares	56.01%	11.19%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	20.78%
Nasdaq Sprott Critical Materials Index (reflects no deduction for fees, expenses or taxes)	95.05%	15.69%

Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Silver Miners & Physical Silver ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Sprott Active Gold & Silver Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Sprott Active Metals & Miners ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling (888) 622-1813.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance Availability Website Address [Text]	www.sprottetfs.com
Performance Availability Phone [Text]	(888) 622-1813
Institutional [Member] | Sprott Gold Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Tocqueville Gold Fund (the “Predecessor Fund”) was reorganized on January 17, 2020, then a series of The Tocqueville Trust, into a series of Sprott Funds Trust. The Fund is a continuation of the Predecessor Fund and therefore, the performance information prior to January 17, 2020 is that of the Predecessor Fund. The following bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year (on a calendar year basis), and the table shows how the Fund’s average annual returns for the 1 year, 5 year and since inception period ended December 31, 2025 compare with those of a broad-based securities market index and an additional index. Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting www.sprott.com or by calling 1-844-940-4653.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table below provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return	59.26%	(June 30, 2020)
Lowest Quarterly Return	-26.83%	(June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	59.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.83%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Sprott Gold Equity Fund*	1 Year	5 Year	Since Inception (April 8, 2019)
Institutional Class – Return Before Taxes	148.33%	18.77%	22.74%
Institutional Class – Return After Taxes on Distributions	147.99%	18.72%	22.73%
Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	88.12%	15.32%	19.24%
S&P 500 Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.43%
Philadelphia Stock Exchange Gold and Silver Sector Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	152.80%	20.94%	26.48%

1.	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

Performance Availability Website Address [Text]	www.sprott.com
Performance Availability Phone [Text]	1-844-940-4653
Investors [Member] | Sprott Gold Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Tocqueville Gold Fund (the “Predecessor Fund”) was reorganized on January 17, 2020, then a series of The Tocqueville Trust, into a series of Sprott Funds Trust. The Fund is a continuation of the Predecessor Fund and, therefore, the performance information prior to January 17, 2020 is that of the Predecessor Fund. The following bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year (on a calendar year basis), and the table shows how the Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2025 compare with those of a broad-based securities market index and an additional index. Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future. In particular, in 2016, the performance of the Fund was achieved during a period of unusually favorable market conditions. Such performance may not be sustainable. Updated performance information will be available at no cost by visiting www.sprott.com or by calling 1-844-940-4653.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the Fund’s performance from year to year (on a calendar year basis), and the table shows how the Fund’s average annual returns for the 1 year, 5 years and 10 years ended December 31, 2025 compare with those of a broad-based securities market index and an additional index.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]

Bar Chart Closing [Text Block]
Highest Quarterly Return	59.10%	(June 30, 2020)
Lowest Quarterly Return	-26.89%	(June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	59.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(26.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance Table Narrative

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Sprott Gold Equity Fund	1 Year	5 Years	10 Years
Investor Class – Return Before Taxes	147.67%	18.43%	18.17%
Investor Class – Return After Taxes on Distributions	147.28%	18.41%	18.16%
Investor Class – Return After Taxes on Distributions and Sale of Fund Shares	87.70%	15.04%	15.67%
S&P 500 Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Philadelphia Stock Exchange Gold and Silver Sector Total Return Index[1] (reflects no deduction for fees, expenses or taxes)	152.80%	20.94%	23.94%

1.	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

Performance Availability Website Address [Text]	www.sprott.com
Performance Availability Phone [Text]	1-844-940-4653